Shareholders’ Equity (Details Textual) - CAD ($) $ / shares in Units, $ in Thousands		1 Months Ended						12 Months Ended
	Dec. 14, 2018	Dec. 24, 2018	Nov. 30, 2018	Oct. 31, 2018	May 31, 2018	Jun. 30, 2017	Apr. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Shareholders Equity (Textual)
Gross proceeds								$ 41,596	$ 38,414
Recognized liability								36,905	27,270
Share issue costs								$ (763)	$ (2,660)
Description of options								320,475 options were exercised for proceeds of $3.3 million.
Stock options term								5 years
Restricted share units Term								2 years
Restricted Stock Unit (RSUs) [Member]
Shareholders Equity (Textual)
RSUs vested shares								127,750
Options, granted								68,000
Fair value of the grants								$ 1,100
Anti-dilutive basic and diluted net loss per common share								68,000	127,750
Stock Options [Member]
Shareholders Equity (Textual)
Anti-dilutive basic and diluted net loss per common share								3,458,805	3,618,509
Snowstorm Exploration LLC [Member]
Shareholders Equity (Textual)
Common shares issued						700,000
Per common share						$ 15.65
Description of acquisitions shares, warrants and options issuances						(i) a conditional cash payment of US$2.5 million if exploration activities at Snowstorm result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101; and (ii) a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources.
Dividend yield						0.00%
Expected volatility						62.00%
Risk free interest						0.87%
Expected term						4 years
Common share purchase warrants exercisable						500,000
Private Placement [Member]
Shareholders Equity (Textual)
Common shares issued			1,000,000
Per common share	$ 14.00		$ 14.00
Gross proceeds	$ 3,500		$ 14,000
Additional common shares exercisable		250,000
Options were exercised	250,000
Equity financings [Member]
Shareholders Equity (Textual)
Common shares issued					1,150,000		1,100,000	250,000	200,000
Per common share					$ 17.16		$ 14.30	$ 20.50	$ 16.72
Gross proceeds					$ 19,700		$ 15,700	$ 5,100	$ 3,300
Commitment amount related to financing								5,100
Recognized liability					4,100			800	600
Other premium income					$ 4,100			$ 1,600	5,400
Share issue costs									600
Second Financing [Member]
Shareholders Equity (Textual)
Common shares issued							1,100,000
Per common share							$ 20.00
Gross proceeds							$ 22,000
Recognized liability							7,000
Share issue costs							$ 2,700
Stock options and Restricted share units [Member]
Shareholders Equity (Textual)
Common shares issued				50,000				905,454
Gross proceeds								$ 9,300
Options were exercised								777,704
Expected term				5 years
Description of outstanding share options								Expire at various dates between March 2019 and December 2022.
RSUs vested shares								127,750
Exercise price per share				$ 16.94
Fair value of the grants				$ 400
Stock options and Restricted share units [Member] | Equity investments [Member]
Shareholders Equity (Textual)
Share issue costs								$ 568,000	$ 605,000
Expected term								5 years	5 years
Description of outstanding share options								Of these, 408,000 options were granted to board members that are subject to shareholder approval. At the end of the second quarter of 2019, and if approved by shareholders, the fair value will be re-estimated. 150,000 options were granted to members of senior management. Vesting of the options to the board members and senior management is subject to the Company entering into a major transaction on one of the Company’s two core assets or other transformative transaction. The remaining 10,000 options were granted to a member of management and vest over a three-year period.	Of these, 300,000 options were granted to board members that were subject to shareholder approval. At the end of the second quarter of 2018, and upon the approval of shareholders the fair value was re-estimated. Vesting of these options is subject to the Company entering into a major transaction on one of the Company’s two core assets or other transformative transaction. The remaining 305,000 options were granted to members of management and vest over a three-year period.
Exercise price per share								$ 15.46	$ 13.14
Fair value of the grants								$ 4,300	$ 4,100